UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	March 31,1999

Check here if Amendment  [    ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
					     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Church Capital Management, Inc.
Address:	301 Oxford Valley Road, Suite 801B
		Yardley, PA  19067

13F File Number:	28-6548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:		Jerome H. Walther
Title:	Chief Operating Officer
Phone:	(215) 321-1900
Signature, Place, and Date of Signing:

	Jerome H. Walther    Yardley, PA   May 5, 1999

Report Type  (Check only one.):

[  X  ]	13F HOLDINGS REPORT

[     ]	13F NOTICE

[     ]  	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:150

Form 13F Information Table Value Total:199296
						  (x$1000)

List of Other Included Managers:	0


                                                CHURCH CAPITAL MANAGEMENT,  INC
                                                              FORM 13F
                                                             13F master
                                                           March 31, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

1/10 Berkshire Hathaway Class  COM                             214   30.000 SH       Sole                            30.000
A H Belo Corp                  COM              080555105     2723149225.000SH       Sole                        149225.000
AT&T                           COM              001957109      338 4231.265 SH       Sole                          4231.265
                                                                64  800.000 SH       Other                          800.000
Allied-Signal Corp             COM              019512102     451991875.000 SH       Sole                         91875.000
                                                               157 3200.000 SH       Other                         3200.000
American Express Co.           COM              025816109      237 2013.000 SH       Sole                          2013.000
                                                                35  300.000 SH       Other                          300.000
American Home Products         COM              026609107      209 3210.000 SH       Sole                          3210.000
American International Group   COM              026874107      358 2968.000 SH       Sole                          2968.000
American On-Line               COM              02364J104      201 1365.000 SH       Sole                          1365.000
                                                                73  500.000 SH       Other                          500.000
Ameritech                      COM              030954101     475182452.000 SH       Sole                         82452.000
                                                               236 4100.000 SH       Other                         4100.000
Arrow Electronics              COM              042735100     2203146850.000SH       Sole                        146850.000
                                                                 4  250.000 SH       Other                          250.000
Bank One Corporation           COM              059438101     133624260.000 SH       Sole                         24260.000
Bell Atlantic Corp             COM              077853109     380273548.794 SH       Sole                         73548.794
                                                                78 1500.000 SH       Other                         1500.000
BellSouth Corp.                COM              079860102     240560027.000 SH       Sole                         60027.000
                                                               140 3500.000 SH       Other                         3500.000
Bestfoods                      COM              126149103     123626291.000 SH       Sole                         26291.000
                                                                99 2100.000 SH       Other                         2100.000
Bristol-Myers Squibb           COM              110122108     456871235.000 SH       Sole                         71235.000
                                                               349 5440.000 SH       Other                         5440.000
British Petroleum              COM              031905102      218 2161.000 SH       Sole                          2161.000
Campbell Soup                  COM              134429109     403899253.000 SH       Sole                         99253.000
                                                                57 1400.000 SH       Other                         1400.000
Chubb Corp                     COM              171232101     135223090.000 SH       Sole                         23090.000
Cisco Systems Inc.             COM              17275R102       80  728.000 SH       Sole                           728.000
                                                               838 7650.000 SH       Other                         7650.000
Citigroup Inc.                 COM              173034109      436 6827.369 SH       Sole                          6827.369
                                                                 7  112.000 SH       Other                          112.000
Coastal Corp.                  COM              190441105      34610500.000 SH       Sole                         10500.000
                                                                20  600.000 SH       Other                          600.000
Computer Associates            COM              204912109     312587862.000 SH       Sole                         87862.000
                                                                89 2500.000 SH       Other                         2500.000
Corning Inc                    COM              219350105     404767451.000 SH       Sole                         67451.000
                                                                36  600.000 SH       Other                          600.000
Crown Cork & Seal              COM              228255105     119241750.000 SH       Sole                         41750.000
                                                                69 2400.000 SH       Other                         2400.000
Electronic Data Systems        COM              285661104      216 4433.000 SH       Sole                          4433.000
Eli Lilly & Co.                COM              532457108     686980925.000 SH       Sole                         80925.000
Equitable Resources Inc.       COM              294549100     122847128.000 SH       Sole                         47128.000
                                                                99 3800.000 SH       Other                         3800.000
Everest Reinsurance            COM              299808105     126940700.000 SH       Sole                         40700.000
Exxon Corporation              COM              302290101      534 7572.000 SH       Sole                          7572.000
                                                                14  200.000 SH       Other                          200.000
FMC Corp                       COM              302491303     207241955.000 SH       Sole                         41955.000
                                                               114 2300.000 SH       Other                         2300.000
First Data Corp.               COM              319963104     277364864.000 SH       Sole                         64864.000
                                                                43 1000.000 SH       Other                         1000.000
First Security Corp.           COM              336294103     2921151275.000SH       Sole                        151275.000
                                                               149 7700.000 SH       Other                         7700.000
First Union Corp               COM              337358105      59711170.000 SH       Sole                         11170.000
                                                   CHURCH CAPITAL MANAGEMENT,  INC
                                                              FORM 13F
                                                             13F master
                                                           March 31, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Fleet Financial Group          COM              338915101     264170192.000 SH       Sole                         70192.000
                                                               143 3800.000 SH       Other                         3800.000
Ford Motor Corp.               COM              345370100      279 4928.000 SH       Sole                          4928.000
                                                                23  400.000 SH       Other                          400.000
Frontier Insurance Group       COM              359081106      67256573.000 SH       Sole                         56573.000
                                                                95 8000.000 SH       Other                         8000.000
GT Interactive Software Corp.  COM              36236E109     1516327786.000SH       Sole                        327786.000
GTE Corp                       COM              362320103      135 2225.000 SH       Sole                          2225.000
                                                                94 1550.000 SH       Other                         1550.000
General Electric Co.           COM              369604103     514346493.000 SH       Sole                         46493.000
                                                                84  760.000 SH       Other                          760.000
Gillette Company               COM              375766102     436473430.000 SH       Sole                         73430.000
                                                                80 1350.000 SH       Other                         1350.000
Hartford Financial             COM              416515104     308154224.000 SH       Sole                         54224.000
                                                               210 3700.000 SH       Other                         3700.000
Heilig-Meyers                  COM              422893107      32963355.000 SH       Sole                         63355.000
                                                                36 7000.000 SH       Other                         7000.000
Hewlett Packard Co.            COM              428236103     426562900.000 SH       Sole                         62900.000
                                                               153 2250.000 SH       Other                         2250.000
IBM Corporation                COM              459200101      743 4193.000 SH       Sole                          4193.000
                                                                35  200.000 SH       Other                          200.000
Intel Corporation              COM              458140100      467 3930.000 SH       Sole                          3930.000
                                                               269 2265.000 SH       Other                         2265.000
Johnson & Johnson              COM              478160104     693874203.000 SH       Sole                         74203.000
                                                                89  953.000 SH       Other                          953.000
Kansas City Southern           COM              485170104      89215650.000 SH       Sole                         15650.000
                                                               162 2850.000 SH       Other                         2850.000
Kimberly Clark Corp.           COM              494368103     5005104415.000SH       Sole                        104415.000
                                                               158 3300.000 SH       Other                         3300.000
Kon Phillips Elec. NY          COM              718337504     134016250.000 SH       Sole                         16250.000
LSI Logic                      COM              502161102      306 9800.000 SH       Sole                          9800.000
Lucent Technologies            COM              549463107     315429207.089 SH       Sole                         29207.089
                                                               135 1252.000 SH       Other                         1252.000
Marsh & McLennan Co.           COM              571748102      84411364.000 SH       Sole                         11364.000
                                                               204 2750.000 SH       Other                         2750.000
McGraw Hill Inc                COM              580645109     247145344.000 SH       Sole                         45344.000
Media General Inc. Cls A       COM              584041073     188840600.000 SH       Sole                         40600.000
                                                               116 2500.000 SH       Other                         2500.000
MediaOne Group                 COM              912889201     298747085.000 SH       Sole                         47085.000
                                                                32  500.000 SH       Other                          500.000
Medtronic Inc.                 COM              585055106      665 9250.000 SH       Sole                          9250.000
Mellon Bank Corp.              COM              585509102     402357169.000 SH       Sole                         57169.000
                                                               176 2500.000 SH       Other                         2500.000
Merck & Co                     COM              589331107     112914096.000 SH       Sole                         14096.000
                                                                80 1000.000 SH       Other                         1000.000
Microsoft                      COM              594918104      378 4212.000 SH       Sole                          4212.000
Mobil Corp.                    COM              607059102      216 2450.000 SH       Sole                          2450.000
                                                                35  400.000 SH       Other                          400.000
Monsanto Co                    COM              611662107     396686325.000 SH       Sole                         86325.000
                                                               198 4300.000 SH       Other                         4300.000
Motorola, Inc.                 COM              620076109     203027707.000 SH       Sole                         27707.000
                                                               150 2050.000 SH       Other                         2050.000
Nac Re Corp.                   COM              628907107     401374755.000 SH       Sole                         74755.000
Nalco Chemical Co.             COM              629853102      52619795.000 SH       Sole                         19795.000
                                                                16  600.000 SH       Other                          600.000
                                                   CHURCH CAPITAL MANAGEMENT,  INC
                                                              FORM 13F
                                                             13F master
                                                           March 31, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

PNC Bank Corp                  COM              693475105      464 8344.000 SH       Sole                          8344.000
Pepsico Inc.                   COM              713448108     4274109057.000SH       Sole                        109057.000
                                                               192 4900.000 SH       Other                         4900.000
Pfizer Inc                     COM              717081103      849 6118.000 SH       Sole                          6118.000
Proctor Gamble                 COM              742718109     356736423.000 SH       Sole                         36423.000
                                                                 5   50.000 SH       Other                           50.000
SBC Communications             COM              78387G103     116724730.695 SH       Sole                         24730.695
                                                                31  658.000 SH       Other                          658.000
Schering Plough                COM              806605101     335260671.000 SH       Sole                         60671.000
                                                               122 2200.000 SH       Other                         2200.000
Schlumberger Ltd. Adr          COM              806857108      279 4640.000 SH       Sole                          4640.000
                                                                30  500.000 SH       Other                          500.000
Sigma Aldrich                  COM              826552101     3902133400.000SH       Sole                        133400.000
                                                               127 4350.000 SH       Other                         4350.000
Smithkline Beecham             COM              832378301     210029370.000 SH       Sole                         29370.000
Summit Bancorp.                COM              866005101    12106310418.000SH       Sole                        310418.000
                                                               205 5244.000 SH       Other                         5244.000
Sun Microsystems Inc.          COM              866810104     998179812.000 SH       Sole                         79812.000
                                                                88  700.000 SH       Other                          700.000
Texaco                         COM              881694103     342660365.000 SH       Sole                         60365.000
                                                               153 2700.000 SH       Other                         2700.000
Thermo Electron                COM              883556102      82961129.000 SH       Sole                         61129.000
                                                                91 6700.000 SH       Other                         6700.000
Thomas & Betts                 COM              884315102     296378875.000 SH       Sole                         78875.000
                                                               122 3250.000 SH       Other                         3250.000
Union Pacific                  COM              907818108     317759451.000 SH       Sole                         59451.000
                                                                65 1220.000 SH       Other                         1220.000
United National Banc NJ        COM              910909100      32414062.000 SH       Sole                         14062.000
Walt Disney Co.                COM              254687106      36811818.000 SH       Sole                         11818.000
                                                                33 1075.000 SH       Other                         1075.000
Wells Fargo New                COM              669380107      216 6150.000 SH       Sole                          6150.000
Wendys Intl.                   COM              950590109     3972139680.000SH       Sole                        139680.000
                                                               222 7800.000 SH       Other                         7800.000
Xerox Corp.                    COM              984121103     241246276.000 SH       Sole                         46276.000
ABN Amro Prf 7.5%              PRD              00371Q202      218 8650.000 SH       Sole                          8650.000
Duke Energy Capital Trust Pfd  PRD              264396201     127150480.000 SH       Sole                         50480.000
Equitable Resources  Tr 1 7.35 PRD              294550207      70128200.000 SH       Sole                         28200.000
GTE Delaware LP 8.75% Pfd Y    PRD              36232E301      204 8000.000 SH       Sole                          8000.000
                                                                15  600.000 SH       Other                          600.000
News Corp. Ltd. ADR Pfd.       PRD              652487802     130947583.000 SH       Sole                         47583.000
REPORT SUMMARY                150 DATA RECORDS              199296            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
